Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

A summary of property, plant and equipment as at December 31, 2023 and December 31, 2022 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At January 1, 2022	117,423	199,005	234,385	550,813
Additions	7,719	57,446	122,931	188,096
Sold	—	(982)	(5,254)	(6,236)
Assets held for sale	(64,180)	(52,534)	(31,925)	(148,639)
Disposals	—	(45)	—	(45)
Reclassifications	21,857	50,697	(72,554)	—
Exchange differences	(5,760)	(10,188)	(21,643)	(37,591)
At December 31, 2022	77,059	243,399	225,940	546,398
Additions	5,498	15,245	21,258	42,001
Sold	(295)	—	—	(295)
Disposals	(123)	(701)	(801)	(1,625)
Reclassifications	19,938	16,550	(36,488)	—
Exchange differences	2,672	4,356	7,386	14,414
At December 31, 2023	104,749	278,849	217,295	600,893
Accumulated depreciation and impairment
At January 1, 2022	(7,890)	(29,781)	(3,494)	(41,165)
Depreciation charge	(5,854)	(26,157)	—	(32,011)
Sold	—	692	3,494	4,186
Assets held for sale	13,925	16,082	8,504	38,511
Impairment(1)	(10,413)	(7,647)	(8,504)	(26,564)
Exchange differences	863	2,734	—	3,597
At December 31, 2022	(9,369)	(44,077)	—	(53,446)
Depreciation charge	(5,636)	(27,392)	—	(33,028)
Sold	295	—	—	295
Disposals	39	668	—	707
Impairment(2)	—	(171)	(152,187)	(152,358)
Exchange differences	(397)	(1,507)	(873)	(2,777)
At December 31, 2023	(15,068)	(72,479)	(153,060)	(240,607)
Cost, net accumulated depreciation and impairment
At December 31, 2022	67,690	199,322	225,940	492,952
At December 31, 2023	89,681	206,370	64,235	360,286

(1)
Of the total $26.6 million, $26.3 million relates to an impairment charge for assets remeasured to fair value less costs of disposal as part of the YYF Transaction. Refer to Note 34 Non-current assets held for sale for details.
(2)
Of the total $152.4 million, $152.2 million relates to impairment charges due to the decision to discontinue the construction of new production facilities in Peterborough, UK and Dallas-Fort Worth, Texas.